5. LONG-TERM INVESTMENTS (Details Narrative) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
LONG-TERM INVESTMENTS
Loss in joint venture	$ 492,113	$ 1,289,608
Accrued interest expense	107,520	59,970
Asset Backed Notes Face Value			4,007,068
AB Notes Maturity			Dec. 20, 2016
AB Notes Gross proceeds net of tax			2,560,687
AB Notes Gain on sale of Investment			1,178,254
Australian listed securities sold, Gross			3,174,208
Australian listed securities Gain on Sale of Investments			$ 2,148,021